OTHER NON-FINANCIAL ASSETS (Details) - Schedule of movement of contracts assets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of movement of contracts assets [Abstract]
Opening Balance	$ 15,476	$ 56,576
Activation	67,647	146,778
Cummulative translation adjustment	(6,680)	(14,672)
Amortization	(51,363)	(173,206)
Closing Balance	$ 25,080	$ 15,476